Evergreen Masters Fund Annual Report as of September 30, 2002

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER INTERVIEW
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
31	STATEMENT OF ASSETS AND LIABILITIES
32	STATEMENT OF OPERATIONS
33	STATEMENT OF CHANGES IN NET ASSETS
34	NOTES TO FINANCIAL STATEMENTS
38	INDEPENDENT AUDITORS’ REPORT

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2002

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholder,

We are pleased to provide the annual report for the Evergreen Masters Fund, which covers the 12-month period ended September 30, 2002.

Market analysis

The past 12-month period has arguably been one of the most difficult periods in the history of the equity markets. Investors have been confronted with terrorism, a slowing economy, weak earnings, accounting scandals, and the possibility of war with Iraq. In attempting to deal with each of these obstacles, the equity markets have alternately plunged and surged.

The first challenge for equity investors over the past year was the aftermath of September 11. After a significant sell-off, the equity markets soared in the fourth quarter of 2001. Low rates, mild inflation and purchase incentives propelled consumption higher, while signs of an economic rebound improved investor confidence. Solid gains, though, were quickly put into question as Enron’s financial irregularities emerged. At first, it appeared the accounting problems at Enron and its auditor, Arthur Andersen, would just be an isolated incident. But as details surfaced, and other instances of corporate misdeeds arose, investors were soon glued to their televisions watching Congressional hearings. Investor confidence fell, and the markets lost momentum.

Signs of economic strength, however, were very evident in early 2002. Improved activity was seen in manufacturing, and retail sales continued to surprise on the upside. In addition, the U.S. appeared to have attained initial success in the war against terror, as the Taliban was ousted from control in Afghanistan. All of these positives were soon lost on investors as the second quarter witnessed a stark slowdown in economic growth and the accounting scandals widened with WorldCom’s announcement of more than $3 billion in erroneous

LETTER TO SHAREHOLDERS continued

accounting. This proved to ultimately break the spirit of investors, who began to question the veracity of all management teams throughout corporate America. As a result, performance in July was exceptionally poor, as disappointing second quarter economic statistics were accompanied by little momentum in corporate earnings. In Washington, President Bush signed the Sarbanes-Oxley Act of 2002, which among other things, required corporate CEOs and CFOs to attest to the accuracy of their financial statements on a quarterly basis. We believe this will prove to be a monumental initial step in improving investor confidence going forward.

Fears of terrorism and escalating tensions with Iraq, however, soon overwhelmed corporate credibility as the major enemies of the equity markets. Drastically reduced earnings expectations compounded investors’ fears, and by the close of the third quarter, each of the major market indexes lost more than 15% during the quarter.

We continue to project a moderate economic recovery, with gross domestic product (GDP) growth in the range of 3% through next year. Accompanying this level of growth could be continued low inflation and a Federal Reserve Board that could remain accommodating into early 2003. Moreover, this pace of recovery will likely provide investors with a return to more “normal” levels of profitability for U.S. corporations. We believe operating earnings for companies in the Standard & Poor’s 500 Index should increase in the range of 7% into next year, representing a return to historical trend rates of growth. These earnings per share (EPS) gains should be led by moderate improvement in demand, major cost cutting programs during the recession, and solid levels of productivity growth. The integrity of earnings should also be much improved.

Given this scenario, we encourage investors to remain fully diversified according to investment styles and asset classes. Proper asset allocation has proven over time to be the most successful strategy in order to participate in gains while minimizing risk. These times are challenging, and we believe the best way to position portfolios is to maintain their long-term investment strategies, paying particular attention to the investor’s time horizon. As the

LETTER TO SHAREHOLDERS continued

financial markets become more comfortable with the fundamentals of the moderate recovery, and geopolitical risks begin to subside, we believe disciplined, long-term investors will potentially be rewarded for their patience.

Diversification remains important

An environment like the past 12 months offers many reasons for building and maintaining a diversified portfolio, rather than trying to make investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) could be an appropriate tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of September 30, 2002

“As we begin a new fiscal year, we believe that diversification among economic sectors and investment styles and across the capitalization spectrum offers the best potential for positive long-term results.”

MANAGEMENT TEAM

Evergreen Team Marsico Team MFS Team Oppenheimer Team

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 12/31/1998
	Class A	Class B	Class C	Class I
Class Inception Date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

Average Annual Returns*

1 year with sales charge	-25.78%	-25.80%	-23.35%	N/A

1 year w/o sales charge	-21.27%	-21.89%	-21.78%	-21.12%

Since Portfolio Inception	-11.65%	-11.52%	-10.90%	-10.05%

Maximum Sales Charge	5.75%	5.00%	2.00%	N/A
	Front End	CDSC	CDSC

*Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

2 Source: 2002 Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 9/30/2002.

The equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Masters Fund Class A shares,1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s MidCap 400 Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risks of failure.

All data is as of September 30, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of -21.27% for the 12-month period ended September 30, 2002, excluding any applicable sales charges. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned -20.49%, the Standard & Poor’s MidCap 400 Index returned

-4.70%, and the median return of the funds in Lipper’s multi cap core funds category was -17.57%. Lipper Inc. is an independent monitor of mutual fund performance. The fund’s 12-month return reflects the combined performance of the four distinct portfolios that comprise the fund. The four portfolios are independently managed by investment teams from Evergreen Investment Management Company, LLC; Marsico Capital Management, LLC;1 MFS Institutional Advisors, Inc.; and OppenheimerFunds, Inc.
PORTFOLIO CHARACTERISTICS
(as of 9/30/2002)

Total Net Assets	$123,265,677

Number of Holdings	655

Beta	1.22

R-squared	0.87

P/E Ratio	17.6X

What was the investment environment like during the period?

During the 12-month period, stocks struggled in a challenging investment environment, as mixed economic data indicated that the economic recovery would be slower than had been expected. It was not only the sluggish economic outlook that dampened investor enthusiasm for stocks, however. Concerns about terrorism, instability in the Middle East, and issues surrounding corporate governance also caused many investors to stay on the sidelines or seek the relative safety of fixed income securities. While some areas of the economy, such as housing and consumer spending, showed relative strength during the fiscal period, other areas, such as corporate capital spending, remained stubbornly in the doldrums. As a result, many companies, especially those in the technology industry, reported relatively weak earnings and many provided little guidance as to when their earnings might improve. Even though there were a number of short-term rallies over the 12 months, the trend of the overall market was down. By the end of the fiscal year, stocks of every type -- value and growth, large, mid and small cap -- had declined significantly.

As we look ahead to the next 12 months, we believe that the fundamentals of the economy are solid. While the Federal Reserve Board took no action on interest rates in 2002, market rates have declined significantly. Lower interest rates are positive for the economy as they reduce the cost of borrowing money for both businesses and consumers. Inflation remains at a moderate level and the pace of economic growth could be around 3% for calendar-year 2002. Unemployment has declined slightly and consumer spending, which has slowed somewhat, is still relatively strong. There has been some pickup in capital spending, and in

 1 As investment advisor to the fund, Evergreen Investment Management Company, LLC regularly monitors the performance of the fund’s three sub-advisors. Based on our due diligence process, effective September 1, 2002, Marsico Capital Management, LLC replaced Putnam Investment Management, LLC as one of the three sub-advisors to the fund.

PORTFOLIO MANAGER INTERVIEW continued

general, we believe stock valuations are at attractive levels. In this environment, companies with solid business prospects are gaining market share and have the potential to produce favorable returns over the long term. As we begin a new fiscal year, we believe that diversification among economic sectors and investment styles and across the capitalization spectrum offers the best potential for positive long-term results.

TOP 5 SECTORS
(as a percentage of 9/30/2002 net assets)

Consumer Discretionary	20.5%

Financials	18.0%

Health Care	15.9%

Industrials	11.0%

Information Technology	10.9%

TOP 10 HOLDINGS
(as a percentage of 9/30/2002 net assets)

Wal-Mart Stores, Inc.	1.4%

Exxon Mobil Corp.	1.1%

SLM Corp.	1.1%

Lowe’s Companies, Inc.	1.0%

Tenet Healthcare Corp.	1.0%

Procter & Gamble Co.	1.0%

Lockheed Martin Corp.	1.0%

Microsoft Corp.	1.0%

Lehman Brothers Holdings, Inc.	0.9%

Caremark Rx, Inc.	0.9%

PORTFOLIO MANAGEMENT
Evergreen Team1

During the fiscal year, we managed the Evergreen portfolio to participate in cyclical market gains, while at the same time minimizing downside risk. We emphasized quality within sectors and diversification across sectors. In selecting stocks for the portfolio, we favored high-quality companies with strong balance sheets and stable cash flow characteristics, which we believe have the potential to generate favorable earnings and have the best prospects for long-term growth. We avoided companies that were likely to preannounce disappointing earnings.

In managing the Evergreen portfolio, we sold companies that had performed relatively well and that had reached our target valuations. In trimming these positions, we used the proceeds to invest in companies whose valuations we believed were more attractive. We also sold companies whose business prospects had declined from the time we bought them.

Stable growth was the major theme in the Evergreen portfolio. Therefore, we sought investments in areas that tend to do well in virtually any economic environment. We added to the portfolio’s healthcare, energy, telecommunications and consumer staples positions. In general, investment in these areas benefited the portfolio.

Because we believe the economic recovery may be more muted than we had anticipated earlier in the fiscal year, we reduced the portfolio’s investment in sectors that tend to recover late in the economic cycle. We underweighted the portfolio in the consumer discretionary, financial, utilities, technology and industrials sectors. While these underweightings benefited the portfolio, security selection in utilities and industrials detracted from performance. On the other hand, the portfolio’s technology, consumer discretionary and financial investments aided the fund’s return.

1 This discussion represents the Evergreen Team’s portion of the fund.

PORTFOLIO MANAGER INTERVIEW continued

PORTFOLIO MANAGEMENT
Marsico Team1

Marsico Capital Management, LLC began managing a sleeve of the Masters Fund on September 1, 2002. As of September 30, the portfolio’s overall economic sector distribution was tilted toward healthcare, consumer discretionary, industrials and financial services. Within these sectors, there was a substantial amount of industry selectivity. The portfolio’s consumer-related investments favored companies in the retailing arena, while also having positions in automobile, consumer durable (primarily homebuilders), hotels and media companies. Healthcare investments generally were concentrated in hospital management and medical devices companies. Industrial holdings were primarily oriented toward aerospace/defense companies.

Performance for the period of September 1 to September 30, 2002, was helped by several factors. Healthcare equipment and services positions including Tenet Healthcare, Quest Diagnostics and UnitedHealth Group were among the top performing holdings for the period. Aerospace/defense holdings Lockheed Martin, General Dynamics and L-3 Communications also performed well.

Performance within the Marsico portfolio was positively affected by having relatively low levels of investments in the information technology and telecommunications services sectors. Simply put, we do not as yet see evidence of a sustainable turnaround in these sectors. In our view, they generally continue to be plagued by a glut of capacity, absence of pricing power, and weak corporate capital spending.

Consumer discretionary positions, in aggregate, were positive. The portfolio’s performance was helped by select investments in the hotel/casino (e.g., MGM Grand and Mandalay Resort Group) and media (e.g., Clear Channel Communications and Viacom) industries.

There were, however, several areas of weakness in our consumer discretionary holdings. Select retail and automobile holdings detracted from investment results. Tiffany & Co., Kohl’s Corp., Wal-Mart Stores and Porsche were among the portfolio’s worst performing individual positions during the period. Other areas of weakness included select financials such as Fannie Mae and Lehman Brothers Holdings.

PORTFOLIO MANAGEMENT
MFS Team2

MFS believes optimal long-term investment results are achieved from bottom-up research combined with investing early in growth companies poised to become industry leaders. Many of the companies MFS interviewed during the fourth quarter anticipated good growth in 2002. The portfolio was positioned to take advantage of that growth.

1 This discussion represents the Marsico Team’s portion of the fund.
2 This discussion represents the MFS Team’s portion of the fund.

PORTFOLIO MANAGER INTERVIEW continued

Macro economic data also suggested recovery was imminent. During the third quarter of 2001, many energy stock prices firmed, and in early 2002 energy stocks had price gains. We trimmed energy from a large overweighting to a weighting in line with the portfolio’s benchmark. Assets were then redeployed into healthcare and technology. The healthcare assets focused primarily on medical devices for early detection of cervical cancer (Cytyc) and mid-stage biotechnology companies, and less on pharmaceuticals. Our larger holdings in healthcare underperformed as new orders slowed.

The technology portion of the portfolio was near its benchmark weighting, and focused on innovative software companies. In addition, the portfolio invested in business services companies that have typically benefited from outsourcing by larger companies. Both technology and business services were hurt by major sales slowdowns caused by a weakening economy and associated capital expenditures. The energy sector, particularly natural gas exploration and production companies, aided the portfolio during the period.

PORTFOLIO MANAGEMENT
Oppenheimer Team1

The Oppenheimer portfolio is managed with a disciplined, quantitative style, which seeks to produce consistently good results compared with the S&P 500, while managing risk. It is managed to a large cap blend mandate, incorporating both growth and value stocks within a broadly diversified portfolio.

There are a few general reasons for the strong relative performance of the Oppenheimer portfolio over the last year. First, the quantitative stock scoring system we use has been very effective over the last year. This has helped us to be underweighted in the stocks that experienced drastically lowered expectations and terrible performance, including many of the companies within the information technology and telecommunications groups. These two sectors have been the worst in the market this year returning -44.7% and -43.7%, respectively. Next, our quantitative models have been predicting better relative performance from smaller cap stocks. Consequently, we favored a smaller average-weighted market cap than our benchmark. This proved to be a productive insight as small cap stocks declined by less than half the amount of the large cap S&P 500. Finally, our portfolio construction techniques emphasize diversification and deliberately avoid sizable concentrations in single stocks.

We remain committed to our disciplined, quantitative style, which has produced consistently good results in the past. As always we remain fully invested in equities and seek to reduce risk and minimize transaction costs by having a very well-diversified portfolio.

1 This discussion represents the Oppenheimer Team’s portion of the fund.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
	2002[1]	2001	2000[1]	1999[2]
CLASS A
Net asset value, beginning of period	$7.24	$13.22	$10.05	$10.00
Income from investment operations
Net investment loss	-0.06	-0.08	-0.10	-0.05
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-1.48	-4.13	3.27	0.10
Total from investment operations	-1.54	-4.21	3.17	0.05

Distributions to shareholders from
Net realized gains	0	-1.77	0	0

Net asset value, end of period	$5.70	$7.24	$13.22	$10.05
Total return[3]	-21.27%	-35.91%	31.54%	0.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,482	$100,713	$192,473	$167,848
Ratios to average net assets
Expenses[4]	1.86%	1.63%	1.58%	1.72%[5]
Net investment loss	-0.86%	-0.77%	-0.78%	-0.70%[5]
Portfolio turnover rate	114%	80%	111%	63%

1.  Net investment loss is based on average shares outstanding during the period.

2.  For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
	2002[1]	2001	2000[1]	1999[2]
CLASS B
Net asset value, beginning of period	$7.08	$13.07	$10.01	$10.00
Income from investment operations
Net investment loss	-0.12	-0.13	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-1.43	-4.09	3.25	0.10
Total from investment operations	-1.55	-4.22	3.06	0.01

Distributions to shareholders from
Net realized gains	0	-1.77	0	0

Net asset value, end of period	$5.53	$7.08	$13.07	$10.01
Total return[3]	-21.89%	-36.46%	30.57%	0.10%
Ratios and supplemental data
Net assets, end of period (thousands)	$59,195	$92,928	$133,637	$82,979
Ratios to average net assets
Expenses[4]	2.62%	2.38%	2.34%	2.47%[5]
Net investment loss	-1.61%	-1.52%	-1.54%	-1.48%[5]
Portfolio turnover rate	114%	80%	111%	63%

1.  Net investment loss is based on average shares outstanding during the period.

2.  For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
	2002[1]	2001	2000[1]	1999[2]
CLASS C
Net asset value, beginning of period	$7.07	$13.05	$10.00	$10.00
Income from investment operations
Net investment loss	-0.12	-0.11	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-1.42	-4.10	3.24	0.09
Total from investment operations	-1.54	-4.21	3.05	0

Distributions to shareholders from
Net realized gains	0	-1.77	0	0

Net asset value, end of period	$5.53	$7.07	$13.05	$10.00
Total return[3]	-21.78%	-36.44%	30.50%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,983	$9,450	$11,387	$4,837
Ratios to average net assets
Expenses[4]	2.62%	2.39%	2.35%	2.47%[5]
Net investment loss	-1.61%	-1.52%	-1.55%	-1.48%[5]
Portfolio turnover rate	114%	80%	111%	63%

1.  Net investment loss is based on average shares outstanding during the period.

2.  For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
	2002[1]	2001	2000[1]	1999[2]
CLASS I3
Net asset value, beginning of period	$7.29	$13.27	$10.07	$10.00
Income from investment operations
Net investment loss	-0.05	-0.05	-0.07	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-1.49	-4.16	3.27	0.08
Total from investment operations	-1.54	-4.21	3.20	0.07

Distributions to shareholders from
Net realized gains	0	-1.77	0	0

Net asset value, end of period	$5.75	$7.29	$13.27	$10.07
Total return	-21.12%	-35.76%	31.78%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$605	$2,228	$4,479	$3,348
Ratios to average net assets
Expenses[4]	1.59%	1.37%	1.34%	1.50%[5]
Net investment loss	-0.61%	-0.52%	-0.53%	-0.43%[5]
Portfolio turnover rate	114%	80%	111%	63%

1.  Net investment loss is based on average shares outstanding during the period.

2.  For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

3.  Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2002

	Shares	Value

COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. *	21,500	$ 537,070
Arvinmeritor, Inc.	700	13,090
Cooper Tire & Rubber Co.	700	11,298
Dana Corp.	2,100	27,468
Delphi Automotive Systems Corp.	41,900	358,245
Eaton Corp.	500	31,870
Goodyear Tire & Rubber Co.	2,000	17,780
Johnson Controls, Inc.	300	23,046
Lear Corp. *	1,800	74,970
Pep Boys-Manny Moe & Jack	700	8,575
Superior Industries International, Inc.	10,400	489,632
1,593,044
Automobiles - 0.6%
Ford Motor Co.	10,072	98,706
General Motors Corp.	4,400	171,160
Harley-Davidson, Inc.	10,300	478,435
748,301
Distributors - 0.0%
Hughes Supply, Inc.	300	8,742
IKON Office Solutions, Inc.	700	5,516
14,258
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. *	100	2,019
Alliance Gaming Corp. *	100	1,539
Applebee’s International, Inc.	975	21,372
Boyd Gaming Corp. *	200	3,734
Brinker International, Inc. *	14,200	367,780
CEC Entertainment, Inc. *	800	27,288
Choice Hotels, Inc. *	100	2,311
Darden Restaurants, Inc.	4,200	101,808
GTECH Holdings Corp. *	2,200	54,604
Harrah’s Entertainment, Inc. *	7,400	356,754
Hilton Hotels Corp.	4,200	47,796
Mandalay Resort Group *	8,392	281,552
Marriott International, Inc., Class A	1,000	28,990
McDonald’s Corp.	7,000	123,620
MGM Grand, Inc. *	14,790	551,667
Outback Steakhouse, Inc. *	15,600	428,688
P.F. Changs China Bistro, Inc. *	400	11,612
Panera Bread Co., Class A *	9,816	265,032
Papa John’s International, Inc. *	100	2,913
Park Place Entertainment Corp. *	1,800	14,310
Royal Caribbean Cruises, Ltd.	400	6,368
Ruby Tuesday, Inc.	1,500	28,170
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Ryan’s Family Steak Houses, Inc. *	6,000	$ 73,020
Starbucks Corp. *	6,600	136,686
Starwood Hotels & Resorts, Class B	13,000	289,900
Wendy’s International, Inc.	1,500	49,665
Yum! Brands, Inc. *	800	22,168
3,301,366
Household Durables - 1.8%
Black & Decker Corp.	500	20,965
Centex Corp.	1,700	75,395
Fossil, Inc. *	100	2,005
KB Home	2,400	117,216
La-Z-Boy Chair Co.	100	2,320
Lennar Corp.	11,356	633,438
Maytag Corp.	1,600	37,088
Meritage Corp. *	300	10,635
Mohawk Industries, Inc. *	7,800	387,270
NVR, Inc. *	300	89,949
Ryland Group, Inc.	2,600	96,642
Standard Pacific Corp.	400	9,352
Stanley Works	15,100	493,317
Whirlpool Corp.	5,700	261,402
2,236,994
Leisure Equipment & Products - 0.6%
Action Performance Companies, Inc.	800	20,560
Activision, Inc. *	150	3,589
Brunswick Corp.	2,200	46,288
Eastman Kodak Co.	12,700	345,948
Hasbro, Inc.	3,200	35,616
Mattel, Inc.	2,100	37,821
Polaris Industries, Inc.	3,300	204,600
The Nautilus Group, Inc. *	900	17,550
Winnebago Industries, Inc.	300	11,859
723,831
Media - 5.3%
AOL Time Warner, Inc. *	4,500	52,650
Belo Corp.	200	4,376
Clear Channel Communications, Inc. *	18,646	647,949
E.W. Scripps Co., Class A	4,500	311,850
Echostar Communications Corp., Class A	35,690	617,437
Entercom Communications Corp. *	3,300	156,321
Gannett Co., Inc.	1,000	72,180
Havas Advertising, ADR	485	1,838
Hearst-Argyle Television, Inc. *	6,200	154,008
Knight-Ridder, Inc.	600	33,846
Lamar Advertising Co., Class A *	16,600	503,810
LIN TV Corp., Class A	3,300	81,675
Marvel Enterprises, Inc. *	300	2,100
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

McGraw-Hill Companies, Inc.	11,500	$ 704,030
Meredith Corp.	3,900	167,895
New York Times Co., Class A	5,900	268,155
RH Donnelley Corp. *	600	15,318
Scholastic Corp. *	12,830	573,244
Tribune Co.	12,300	514,263
Univision Communications, Inc., Class A *	21,300	485,640
USA Networks, Inc. *	700	13,566
Viacom, Inc., Class B *	21,145	857,430
Westwood One, Inc. *	10,300	368,225
6,607,806
Multi-line Retail - 3.0%
Big Lots, Inc. *	200	3,166
BJ’s Wholesale Club, Inc. *	10,200	193,902
Costco Wholesale Corp. *	2,400	77,688
Dillards, Inc., Class A	1,500	30,270
Dollar Tree Stores, Inc. *	9,400	207,176
Family Dollar Stores, Inc.	13,600	365,568
Federated Department Stores, Inc. *	3,300	97,152
J.C. Penney Co., Inc.	4,200	66,864
Kohl’s Corp. *	10,970	667,086
May Department Stores Co.	1,450	33,016
Sears, Roebuck & Co.	4,100	159,900
Shopko Stores, Inc. *	300	3,918
Target Corp.	1,400	41,328
Wal-Mart Stores, Inc.	35,672	1,756,489
3,703,523
Specialty Retail - 3.8%
Abercrombie & Fitch Co., Class A *	4,300	84,581
Ann Taylor Stores Corp. *	1,650	37,999
AutoNation, Inc. *	2,100	24,192
Autozone, Inc. *	500	39,430
Bed Bath & Beyond, Inc. *	1,600	52,112
Best Buy Co., Inc. *	6,000	133,860
Blockbuster, Inc., Class A	3,600	89,280
Borders Group, Inc. *	300	4,740
Christopher & Banks Corp. *	1,050	26,376
Cost Plus, Inc. *	3,200	85,920
Electronics Boutique Holdings Corp. *	300	8,235
Foot Locker, Inc. *	15,800	157,842
Gap, Inc.	4,800	52,080
Group 1 Automotive, Inc. *	100	2,235
Hollywood Entertainment Corp. *	100	1,452
Home Depot, Inc.	10,150	264,915
Hot Topic, Inc. *	2,500	45,075
Jo Ann Stores, Inc., Class A *	100	2,804
Limited, Inc.	8,120	116,441
Lowe’s Companies, Inc.	30,395	1,258,353
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Michaels Stores, Inc. *	4,200	$ 191,940
Movie Gallery, Inc. *	200	3,002
Nordstrom, Inc.	500	8,970
Office Depot, Inc. *	16,700	206,078
Pacific Sunwear of California *	400	8,144
PETsMART, Inc. *	2,400	42,744
Pier 1 Imports, Inc.	5,500	104,885
RadioShack Corp.	600	12,036
Ross Stores, Inc.	6,300	224,532
Staples, Inc. *	3,900	49,881
Talbots, Inc.	16,600	464,800
Tiffany & Co.	30,340	650,186
TJX Companies, Inc.	8,900	151,300
Too, Inc. *	1,842	42,882
United Auto Group, Inc. *	200	2,802
Urban Outfitters, Inc. *	100	2,429
Williams Sonoma, Inc. *	300	7,089
4,661,622
Textiles & Apparel - 0.9%
Coach, Inc. *	480	12,288
Jones Apparel Group, Inc. *	18,541	569,209
Kellwood Co.	300	6,858
Liz Claiborne, Inc.	2,500	62,375
Nike, Inc., Class B	3,100	133,858
Quiksilver, Inc.	100	2,259
Reebok International, Ltd. *	200	5,010
Tommy Hilfiger Corp. *	800	7,480
V.F. Corp.	8,700	313,026
1,112,363
CONSUMER STAPLES - 6.4%
Beverages - 1.2%
Adolph Coors Co.	600	33,780
Anheuser-Busch Companies, Inc.	14,292	723,175
Coca-Cola Co.	9,700	465,212
Pepsi Bottling Group, Inc.	8,000	187,200
PepsiCo, Inc.	1,840	67,988
1,477,355
Food & Drug Retailing - 0.8%
Albertsons, Inc.	20,900	504,944
CVS Corp.	8,440	213,954
Kroger Co. *	8,000	112,800
Safeway, Inc. *	2,000	44,600
SuperValu, Inc.	700	11,305
Walgreen Co.	3,300	101,508
989,111
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Food Products - 1.6%
Archer-Daniels Midland Co.	2,525	$ 31,587
Campbell Soup Co.	5,500	121,440
ConAgra, Inc.	18,100	449,785
Dean Foods Co. *	500	19,890
Dole Food Company, Inc.	500	14,515
Fresh Del Monte Produce, Inc.	300	7,677
H.J. Heinz Co.	8,200	273,634
Hershey Foods Corp.	4,200	260,610
Interstate Bakeries Corp.	500	13,285
Kellogg Co.	1,800	59,850
Kraft Foods, Inc., Class A	7,500	273,450
McCormick & Co., Inc.	7,400	168,720
Sara Lee Corp.	3,620	66,210
Sensient Technologies Corp.	200	4,226
Tyson Foods, Inc., Class A	1,500	17,445
W.M. Wrigley Junior Co.	2,600	128,674
1,910,998
Household Products - 1.5%
American Greetings Corp., Class A	1,700	27,370
Clorox Co.	11,000	441,980
Colgate-Palmolive Co.	3,380	182,351
Procter & Gamble Co.	13,812	1,234,517
1,886,218
Personal Products - 0.3%
Avon Products, Inc.	3,000	138,300
Dial Corp.	1,400	30,044
Gillette Co.	4,300	127,280
International Flavors & Fragrances, Inc.	1,600	50,960
346,584
Tobacco - 1.0%
Loews Corp. - Carolina Group	18,000	338,580
Philip Morris Companies, Inc.	9,000	349,200
R.J. Reynolds Tobacco Holdings, Inc.	13,200	532,224
Universal Corp.	200	7,014
1,227,018
ENERGY - 6.1%
Energy Equipment & Services - 1.4%
BJ Services Co. *	5,400	140,400
Cooper Cameron Corp. *	3,900	162,864
Helmerich & Payne, Inc.	400	13,692
Kinder Morgan Management LLC *	1,300	38,675
Nabors Industries, Ltd. *	12,100	396,275
Noble Corp. *	4,000	124,000
Rowan Co., Inc.	17,400	324,336
Weatherford International, Ltd. *	15,000	557,100
1,757,342
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Oil & Gas - 4.7%
Amerada Hess Corp.	1,000	$ 67,880
Apache Corp.	5,000	297,250
Baytex Energy, Ltd. *	5,500	26,319
Burlington Resources, Inc.	300	11,508
Canadian 88 Energy Corp. *	23,500	36,300
Canadian Natural Resources, Ltd.	5,563	176,595
Chesapeake Energy Corp.	1,200	7,920
ChevronTexaco Corp.	4,982	345,003
ConocoPhillips	3,937	182,047
Devon Energy Corp.	17,230	831,347
Encana Corp.	200	6,053
EOG Resources, Inc.	2,700	97,092
Exxon Mobil Corp.	43,090	1,374,571
Frontier Oil Corp.	6,600	81,840
Kerr-McGee Corp.	18,400	799,296
Marathon Oil Corp.	3,100	70,308
Murphy Oil Corp.	7,000	574,490
Occidental Petroleum Corp.	3,700	105,006
Ocean Energy, Inc.	10,400	207,480
Paramount Resources, Ltd.	7,000	74,541
Rio Alto Resources International, Inc.	2,500	1,056
Sunoco, Inc.	1,800	54,288
Talisman Energy, Inc.	4,500	180,443
Tom Brown, Inc. *	5,600	128,240
Unocal Corp.	1,400	43,946
5,780,819
FINANCIALS - 18.0%
Banks - 6.0%
AmSouth Bancorp	1,600	33,184
Astoria Financial Corp.	20,300	495,320
Bank Hawaii Corp.	100	2,790
Bank of America Corp.	8,100	516,780
Bank of New York Co., Inc.	600	17,244
Bank One Corp.	5,500	205,700
BankNorth Group, Inc.	6,900	163,875
Charter One Financial, Inc.	27,746	824,610
Colonial BancGroup, Inc.	18,000	223,200
Comerica, Inc.	5,500	265,210
Commerce Bancorp, Inc.	500	20,755
Commercial Federal Corp.	200	4,354
Compass Bancshares, Inc.	100	2,963
Dime Bancorp, Inc. *	1,000	90
Doral Financial Corp.	450	10,863
Downey Financial Corp.	100	3,425
First Tennessee National Corp.	6,500	225,355
First Virginia Banks, Inc.	300	11,190
FleetBoston Financial Corp.	5,500	111,815
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Golden State Bancorp, Inc.	4,700	$ 151,904
Golden West Financial Corp.	2,800	174,104
Greater Bay Bancorp	20,000	363,800
Greenpoint Financial Corp.	2,500	104,350
Hibernia Corp., Class A	1,000	19,990
Huntington Bancshares, Inc.	200	3,638
Independence Community Bank Corp.	400	10,036
KeyCorp	6,100	152,317
National City Corp.	5,300	151,209
New York Community Bancorp, Inc.	14,100	397,197
North Fork Bancorp, Inc.	7,790	294,773
PNC Financial Services Group	1,800	75,906
Regions Financial Corp.	300	9,801
Roslyn Bancorp, Inc.	100	1,741
SouthTrust Corp.	29,700	720,225
Sovereign Bancorp, Inc.	1,900	24,510
Suntrust Banks, Inc.	2,100	129,108
TCF Financial Corp.	200	8,466
U.S. Bancorp	12,092	224,669
Union Planters Corp.	100	2,746
UnionBancal Corp.	500	21,005
Webster Financial Corp.	100	3,358
Wells Fargo & Co.	13,437	647,126
Wilmington Trust Corp.	18,000	520,560
7,351,262
Diversified Financials - 5.5%
Affiliated Managers Group, Inc. *	300	13,383
American Express Co.	4,600	143,428
Bear Stearns Companies, Inc.	9,900	558,360
Charles Schwab Corp.	46,600	405,420
Citigroup, Inc.	15,000	444,750
Countrywide Credit Industries, Inc.	2,300	108,445
Fannie Mae	12,410	738,891
Federal Agricultural Mortgage Corp., Class C *	700	20,657
Fortune Brands, Inc.	1,500	70,935
Freddie Mac	2,700	150,930
GATX Corp.	17,600	348,480
Goldman Sachs Group, Inc.	1,100	72,633
Household International, Inc.	3,800	107,578
IndyMac Bancorp, Inc. *	600	11,562
Investors Financial Services Corp.	4,400	119,108
J.P. Morgan Chase & Co.	5,200	98,748
Legg Mason, Inc.	10,600	451,136
Lehman Brothers Holdings, Inc.	22,962	1,126,286
MBNA Corp.	1,500	27,570
Moody’s Corp.	2,400	116,400
Morgan Stanley Dean Witter & Co.	3,900	132,132
National Commerce Financial Corp.	3,600	90,180
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

New Century Financial Corp.	500	$ 11,700
SLM Corp.	14,126	1,315,696
State Street Corp.	300	11,592
Stilwell Financial, Inc.	1,200	14,484
The St. Joe Company	600	16,560
6,727,044
Insurance - 5.0%
Ace, Ltd.	26,460	783,481
AFLAC, Inc.	3,300	101,277
Allmerica Financial Corp.	15,240	182,880
Allstate Corp.	11,300	401,715
AMBAC Financial Group, Inc.	8,185	441,090
American International Group, Inc.	7,610	416,267
Arthur J. Gallagher & Co.	16,030	395,139
Chubb Corp.	2,100	115,143
Cincinnati Financial Corp.	300	10,674
CNA Surety Corp.	29,000	382,800
Everest Reinsurance Group, Ltd.	6,600	362,076
Fidelity National Financial, Inc.	3,212	92,281
Hilb, Rogal & Hamilton Co.	200	8,250
Jefferson Pilot Corp.	1,550	62,155
John Hancock Financial Services, Inc.	5,100	141,780
Lincoln National Corp.	3,300	100,815
Loew’s Corp.	3,200	137,248
Marsh & McLennan Co.	1,600	66,624
MBIA, Inc.	1,700	67,915
MetLife, Inc.	8,800	200,288
MGIC Investment Corp.	900	36,747
Nationwide Financial Services, Inc., Class A	200	5,340
Ohio Casualty Corp.	100	1,628
Old Republic International Corp.	600	17,028
Phoenix Companies, Inc.	800	10,896
PMI Group, Inc.	1,500	40,815
Progressive Corp.	3,200	162,016
Protective Life Corp.	300	9,231
Radian Group, Inc.	1,800	58,788
RenaissanceRe Holdings, Ltd.	1,200	45,348
SAFECO Corp.	3,500	111,230
St. Paul Companies, Inc.	3,300	94,776
Travelers Property Casualty Corp., Class A	4,248	56,074
Travelers Property Casualty Corp., Class B	1,331	18,008
Willis Group Holdings, Ltd. *	11,190	374,753
XL Capital, Ltd., Class A	9,430	693,105
6,205,681
Real Estate - 1.5%
Anworth Mortgage Asset Corp.	500	6,095
Apex Mortgage Capital, Inc.	100	1,119
Equity Office Properties Trust REIT	3,000	77,460
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Equity Residential Properties Trust	700	$ 16,758
FBR Asset Investment Corp.	100	3,126
Hovnanian Enterprises, Inc., Class A *	700	23,660
Impac Mortgage Holdings, Inc.	400	4,460
Kimco Realty Corp. REIT	15,500	482,050
Pulte Homes, Inc.	15,717	670,016
Simon Property Group, Inc. REIT	200	7,146
Weingarten Realty Investors REIT	17,000	622,200
1,914,090
HEALTH CARE - 15.9%
Biotechnology - 1.5%
Amgen, Inc. *	14,161	590,514
Biogen, Inc. *	6,700	196,109
Chiron Corp. *	600	20,964
Genentech, Inc. *	900	29,367
Genzyme Corp. *	16,840	347,072
Gilead Sciences, Inc. *	2,200	73,766
IDEC Pharmaceuticals Corp. *	1,900	78,888
Invitrogen Corp. *	6,100	207,827
MedImmune, Inc. *	12,100	252,527
1,797,034
Health Care Equipment & Supplies - 3.7%
Apogent Technology, Inc. *	21,500	401,190
Applera Corp.	17,660	323,178
Baxter International, Inc.	4,400	134,420
Beckman Coulter, Inc.	6,700	259,290
Becton Dickinson & Co.	7,800	221,520
Bio-Rad Laboratories, Inc., Class A *	100	3,766
Biomet, Inc.	7,000	186,410
C.R. Bard, Inc.	10,000	546,300
Cooper Companies, Inc.	100	5,250
CYTYC Corp. *	94,160	1,009,395
Diagnostic Products Corp.	300	13,800
Edwards Lifesciences Corp. *	11,000	281,490
Guidant Corp. *	600	19,386
Hillenbrand Industries, Inc.	200	10,860
Saint Jude Medical, Inc. *	300	10,710
Stryker Corp.	7,000	403,200
Techne Corp. *	200	6,558
VISX, Inc. *	10,860	100,238
Zimmer Holdings, Inc. *	17,572	673,710
4,610,671
Health Care Providers & Services - 6.5%
Aetna, Inc.	1,900	68,039
AmerisourceBergen Corp.	4,500	321,390
Anthem, Inc. *	5,500	357,500
Apria Healthcare Group, Inc. *	800	18,848
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Caremark Rx, Inc. *	65,300	$ 1,110,100
CIGNA Corp.	2,100	148,575
Covance, Inc. *	300	5,871
Davita, Inc. *	700	16,520
First Health Group Corp. *	3,300	89,496
HCA-The Healthcare Corp.	11,500	547,515
Health Net, Inc., Class A *	1,600	34,320
Henry Schein, Inc. *	300	15,825
IMS Health, Inc.	38,350	574,100
Laboratory Corp. *	22,500	760,050
LifePoint Hospitals, Inc. *	200	6,238
Lincare Holdings, Inc. *	10,100	313,504
Manor Care, Inc. *	2,000	44,960
McKesson Corp.	2,200	62,326
Oxford Health Plans, Inc. *	4,200	163,548
Pediatrix Medical Group, Inc. *	900	27,891
Pharmaceutical Product Development, Inc. *	100	1,934
PSS World Medical, Inc. *	200	1,330
Quest Diagnostics, Inc. *	14,312	880,617
Sierra Health Services, Inc. *	500	8,970
Tenet Healthcare Corp. *	25,074	1,241,163
UnitedHealth Group, Inc.	11,564	1,008,612
Universal Health Services, Inc., Class B *	1,400	71,610
Wellpoint Health Networks, Inc., Class A *	2,000	146,600
8,047,452
Pharmaceuticals - 4.2%
Abbott Laboratories, Inc.	2,100	84,840
Allergan, Inc.	6,700	364,480
Biovail Corp. *	7,600	187,644
Bristol-Myers Squibb Co.	3,300	78,540
Celgene Corp. *	5,600	94,304
Eli Lilly & Co.	3,400	188,156
Forest Laboratories, Inc. *	1,100	90,211
Johnson & Johnson Co.	17,389	940,397
Merck & Co., Inc.	9,800	447,958
Mylan Laboratories, Inc.	19,700	644,978
Pfizer, Inc.	21,675	629,009
Pharmaceutical Resources, Inc. *	18,000	503,640
Pharmacia Corp.	900	34,992
Schering-Plough Corp.	4,700	100,204
Shire Pharmaceuticals Group, ADR *	20,100	497,877
Taro Pharmaceutical Industries, Ltd., Class A *	2,000	67,500
Teva Pharmaceutical Industries, Ltd., ADR	2,200	147,400
Wyeth	400	12,720
5,114,850
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.7%
B.F. Goodrich Corp.	3,000	$ 56,640
Boeing Co.	1,000	34,130
Engineered Support Systems, Inc.	300	17,112
EnPro Industries, Inc. *	440	1,509
General Dynamics Corp.	6,530	531,085
Honeywell International, Inc.	4,800	103,968
Lockheed Martin Corp.	18,809	1,216,378
Northrop Grumman Corp.	7,200	893,088
Raytheon Co.	1,200	35,160
Rockwell Collins, Inc.	21,100	462,934
3,352,004
Air Freight & Couriers - 0.4%
CNF Transportation, Inc.	100	3,139
FedEx Corp.	4,600	230,322
United Parcel Service, Inc., Class B	4,300	268,879
502,340
Airlines - 0.0%
Southwest Airlines Co.	3,000	39,180
Building Products - 0.4%
ElkCorp.	300	5,121
Lennox International, Inc.	200	2,646
Masco Corp.	25,600	500,480
508,247
Commercial Services & Supplies - 2.6%
Apollo Group, Inc., Class A *	300	13,029
Arbitron, Inc. *	200	6,820
Automatic Data Processing, Inc.	2,700	93,879
Avery Dennison Corp.	300	17,094
BEA Systems, Inc. *	41,020	212,484
Certegy, Inc. *	2,200	44,220
Concord EFS, Inc. *	36,880	585,654
Deluxe Corp.	100	4,506
DST Systems, Inc. *	6,100	179,767
Factset Research Systems, Inc.	200	5,310
First Data Corp.	6,000	167,700
Fiserv, Inc. *	7,900	221,832
Global Payments, Inc.	3,730	95,488
H&R Block, Inc.	13,400	562,934
ITT Educational Services, Inc. *	400	7,508
John H. Harland Co.	600	16,290
Metro One Telecomm, Inc. *	150	1,275
Paychex, Inc.	400	9,728
Per-Se Technologies, Inc. *	500	4,940
Pittston Brink’s Group	300	6,720
Republic Services, Inc., Class A *	29,000	545,200
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Right Management Consultants, Inc. *	150	$ 3,696
Sabre Group Holdings, Inc., Class A *	7,900	152,865
Sealed Air Corp. *	400	6,756
SEI Investments Co.	500	11,940
Viad Corp.	500	10,215
Waste Management, Inc.	1,200	27,984
Weight Watchers International, Inc. *	3,240	140,486
Xerox Corp. *	3,600	17,820
3,174,140
Construction & Engineering - 0.9%
Beazer Homes USA, Inc. *	500	30,525
EMCOR Group, Inc. *	200	9,940
Fluor Corp.	100	2,444
Jacobs Engineering Group, Inc. *	18,786	580,112
MDC Holdings, Inc.	7,212	254,583
Toll Brothers, Inc. *	13,200	286,968
1,164,572
Electrical Equipment - 0.2%
Cooper Industries, Ltd., Class A	2,100	63,735
Emerson Electric Co.	2,500	109,850
Molex, Inc.	1,275	26,774
200,359
Industrial Conglomerates - 1.4%
3M Co.	2,100	230,937
Danaher Corp.	12,100	687,885
General Electric Co.	32,000	788,800
Pentair, Inc.	300	11,151
Textron, Inc.	200	6,820
1,725,593
Machinery - 1.6%
Cummins, Inc.	400	9,448
Deere & Co.	10,702	486,406
Dover Corp.	300	7,614
Illinois Tool Works, Inc.	300	17,499
Ingersoll-Rand Co., Class A	2,500	86,100
ITT Industries, Inc.	100	6,233
Navistar International Corp. *	10,200	221,136
Paccar, Inc.	11,500	388,585
Parker-Hannifin Corp.	8,100	309,501
Precision Castparts Corp.	500	10,840
Roper Industries, Inc.	11,900	410,550
Timken Co.	300	5,025
Tower Automotive, Inc. *	500	3,350
1,962,287
Marine - 0.0%
Teekay Shipping Corp.	200	5,700
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Road & Rail - 0.8%
Aftermarket Technology Corp. *	600	$ 7,758
Burlington Northern Santa Fe Corp.	3,300	78,936
CSX Corp.	1,200	31,656
JB Hunt Transportation Services, Inc. *	400	9,420
Norfolk Southern Corp.	14,700	296,793
Ryder Systems, Inc.	700	17,451
Swift Transportation Co., Inc. *	25,300	394,680
Union Pacific Corp.	2,300	133,101
969,795
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.7%
Advanced Fibre Communications, Inc. *	21,370	283,580
American Tower Systems Corp., Class A *	79,180	125,896
Brocade Communications Systems, Inc. *	26,000	195,780
CIENA Corp. *	30,748	91,322
Cisco Systems, Inc. *	12,100	126,808
Comverse Technology, Inc. *	21,200	148,188
Emulex Corp. *	4,000	45,040
Globespan Virata, Inc. *	13,200	31,152
McDATA Corp., Class A	23,005	124,917
McDATA Corp., Class B	2,500	13,725
Nokia Corp., ADR	24,714	327,461
QUALCOMM, Inc. *	16,520	456,282
StorageNetworks, Inc. *	300	375
Tekelec, Inc. *	15,510	133,851
Tellium, Inc. *	1,100	418
2,104,795
Computers & Peripherals - 1.4%
Apple Computer, Inc. *	16,000	232,000
Dell Computer Corp. *	29,155	685,434
Handspring, Inc. *	1,700	1,598
Hewlett-Packard Co.	1,913	22,325
Imation Corp. *	100	2,833
International Business Machines Corp.	5,400	315,306
Lexmark International Group, Inc., Class A *	300	14,100
Network Appliance, Inc. *	17,200	126,076
QLogic Corp. *	12,900	335,916
Storage Technology Corp. *	300	3,153
Western Digital Corp. *	3,100	14,570
1,753,311
Electronic Equipment & Instruments - 0.8%
AVX Corp.	700	6,062
Benchmark Electronics, Inc. *	1,200	25,260
FLIR Systems, Inc. *	100	3,485
Ingram Micro, Inc., Class A *	200	2,660
Invision Technologies, Inc. *	300	9,603
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

JDS Uniphase Corp. *	33,900	$ 66,037
Macrovision Corp. *	7,130	87,200
Millipore Corp.	7,400	235,246
OSI Systems, Inc. *	100	1,730
Rambus, Inc. *	2,400	10,416
Rockwell Automation, Inc.	1,800	29,286
RSA Security, Inc. *	22,480	75,533
Tech Data Corp. *	1,100	29,040
Thermo Electron Corp. *	15,000	241,950
Waters Corp. *	8,800	213,400
1,036,908
Internet Software & Services - 0.3%
CheckFree Corp. *	13,200	150,216
S1 Corp. *	33,816	181,254
VeriSign, Inc. *	10,466	52,853
Websense, Inc. *	500	5,805
390,128
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc., Class A *	7,100	302,105
Investment Technology Group *	5,300	155,078
SunGard Data Systems, Inc. *	17,200	334,540
791,723
Office Electronics - 0.0%
Kronos, Inc. *	150	3,695
Semiconductor Equipment & Products - 2.1%
Advanced Micro Devices, Inc. *	11,000	58,740
Altera Corp. *	43,500	377,145
Analog Devices, Inc. *	15,700	309,290
Cabot Microelectronics Corp. *	1,600	59,584
ESS Technology, Inc. *	1,900	11,685
Intel Corp.	25,200	350,028
Intersil Holding Corp., Class A *	8,500	110,160
KLA-Tencor Corp. *	5,900	164,846
Linear Technology Corp.	6,200	128,464
LSI Logic Corp. *	10,400	66,040
Maxim Integrated Products, Inc. *	3,700	91,612
Microchip Technology, Inc. *	13,600	278,120
Novellus Systems, Inc. *	13,800	287,178
Silicon Laboratories, Inc. *	500	9,165
Texas Instruments, Inc.	17,100	252,567
Xilinx, Inc. *	3,900	61,768
2,616,392
Software - 3.9%
Check Point Software Technologies, Ltd. *	11,700	160,758
Citrix Systems, Inc. *	28,010	168,900
Cognizant Tech Solutions Corp., Class A *	400	22,988
Electronic Arts, Inc. *	10,362	683,478
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Henry Jack & Associates, Inc.	15,200	$ 188,936
Intuit, Inc. *	900	40,977
J.D. Edwards & Co. *	18,100	167,425
Mercury Interactive Corp. *	15,100	259,116
Microsoft Corp. *	26,985	1,180,324
Oracle Corp. *	57,900	455,094
Peoplesoft, Inc. *	40,900	505,933
SmartForce Plc *	25,900	85,470
Sybase, Inc. *	2,400	27,888
Symantec Corp. *	3,200	107,744
Take-Two Interactive Software, Inc. *	500	14,500
Veritas Software Corp. *	48,400	711,964
4,781,495
MATERIALS - 3.5%
Auto Components - 0.0%
Borg-Warner Automotive, Inc.	600	29,784
Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,700	71,417
Cytec Industries, Inc. *	200	4,390
Dow Chemical Co.	500	13,655
E.I. du Pont de Nemours & Co.	5,000	180,350
Eastman Chemical Co.	400	15,268
Ferro Corp.	200	4,620
Georgia Gulf Corp.	100	2,287
Great Lakes Chemical Corp.	100	2,402
Hercules, Inc. *	100	921
IMC Global, Inc.	1,400	16,870
Lyondell Chemical Co.	34,300	409,542
Monsanto Co.	33,366	510,166
PPG Industries, Inc.	7,800	348,660
Praxair, Inc.	300	15,333
R.P.M., Inc. Ohio	100	1,406
Rohm & Haas Co.	9,100	282,100
Sherwin-Williams Co.	300	7,104
1,886,491
Construction Materials - 0.3%
Carlisle Companies, Inc.	400	14,672
Martin Marietta Materials, Inc.	9,000	293,130
307,802
Containers & Packaging - 0.1%
Ball Corp.	1,200	60,468
Bemis Co., Inc.	300	14,820
Owens Illinois, Inc. *	1,000	11,320
Pactiv Corp. *	2,600	42,770
Temple-Inland, Inc.	900	34,767
164,145
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Metals & Mining - 0.7%
AK Steel Holding Corp. *	200	$ 1,462
Alcan Aluminum, Ltd.	4,300	106,124
Alcoa, Inc.	2,400	46,320
Barrick Gold Corp.	6,600	102,630
Freeport-McMoRan Copper & Gold, Inc., Class B *	1,700	22,882
Inco, Ltd. *	100	1,606
Newmont Mining Corp.	1,000	27,510
Nucor Corp.	5,100	193,290
Peabody Energy Corp.	300	7,650
Phelps Dodge Corp. *	13,800	353,694
Quanex Corp.	100	3,470
866,638
Paper & Forest Products - 0.9%
Bowater, Inc.	8,380	295,814
Georgia-Pacific Corp.	2,600	34,034
International Paper Co.	3,300	110,187
Rayonier, Inc.	8,200	343,662
Weyerhaeuser Co.	6,300	275,751
1,059,448
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
ALLTEL Corp.	10,600	425,378
AT&T Corp.	9,300	111,693
BellSouth Corp.	9,100	167,076
Centurytel, Inc.	20,300	455,329
L-3 Communications Holdings, Inc. *	5,010	264,027
SBC Communications, Inc.	16,000	321,600
Sprint Corp.	4,000	36,480
Telephone & Data Systems, Inc.	300	15,135
Verizon Communications, Inc.	13,000	356,720
2,153,438
Wireless Telecommunications Services - 0.1%
Crown Castle International Corp. *	64,500	139,965
UTILITIES - 2.1%
Electric Utilities - 2.0%
Cinergy Corp.	8,700	273,441
Consolidated Edison, Inc.	1,900	76,418
Constellation Energy Group, Inc.	1,200	29,748
DTE Energy Co.	2,100	85,470
Duke Energy Corp.	1,300	25,415
Edison International *	1,200	12,000
Energy East Corp.	600	11,886
Entergy Corp.	4,000	166,400
Exelon Corp.	5,350	254,125
FirstEnergy Corp.	5,700	170,373
FPL Group, Inc.	8,100	435,780
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

	Shares	Value

Hawaiian Electric Industries, Inc.	200	$ 8,620
NiSource, Inc.	1,000	17,230
PPL Corp.	400	13,016
Progress Energy, Inc.	800	32,696
Public Service Enterprise Group, Inc.	3,800	115,900
Puget Energy, Inc.	200	4,082
Southern Co.	3,600	103,608
TECO Energy, Inc.	100	1,588
TXU Corp.	15,300	638,163
Wisconsin Energy Corp.	600	14,580
Xcel Energy, Inc.	900	8,379
2,498,918
Gas Utilities - 0.1%
Keyspan Corp.	400	13,400
NICOR, Inc.	400	11,280
Peoples Energy Corp.	400	13,476
38,156
Multi-Utilities - 0.0%
Progress Energy, Inc.	2,800	588
Questar Corp.	100	2,284
2,872
Total Common Stocks		118,076,958
PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche AG	1,376	557,362
EXCHANGE TRADED FUND - 0.1%
Nasdaq 100 Shares *	3,700	76,775
SHORT-TERM INVESTMENTS - 3.9%
MUTUAL FUND SHARES - 3.9%
Evergreen Institutional Money Market Fund (o)	293,050	293,050
Evergreen Institutional U.S. Government Money Market Fund (o)	4,577,358	4,577,358
Total Short-Term Investments		4,870,408
Total Investments - (cost $140,307,415) - 100.3%		123,581,503
Other Assets and Liabilities - (0.3%)		(315,826)
Net Assets - 100.0%		$ 123,265,677

*	Non-income producing security
(o)	The advisor of the Fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Summary of Abbreviations:
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2002

Assets
Identified cost of securities	$ 140,307,415
Net unrealized losses on securities	(16,725,912)

Market value of securities	123,581,503
Receivable for securities sold	1,601,267
Receivable for Fund shares sold	45,926
Dividends and interest receivable	132,489
Prepaid expenses and other assets	8,812

Total assets	125,369,997

Liabilities
Payable for securities purchased	1,722,552
Payable for Fund shares redeemed	333,736
Advisory fee payable	2,985
Distribution Plan expenses payable	2,216
Due to other related parties	343
Accrued expenses and other liabilities	42,488

Total liabilities	2,104,320

Net assets	$ 123,265,677

Net assets represented by
Paid-in capital	$ 241,683,021
Undistributed net investment loss	(7,116)
Accumulated net realized losses on securities and foreign currency related transactions	(101,684,316)
Net unrealized losses on securities	(16,725,912)

Total net assets	$ 123,265,677

Net assets consists of
Class A	$ 57,482,125
Class B	59,195,466
Class C	5,983,096
Class I	604,990

Total net assets	$ 123,265,677

Shares outstanding
Class A	10,082,137
Class B	10,696,346
Class C	1,082,624
Class I	105,184

Net asset value per share
Class A	$ 5.70
Class A -- Offering price (based on sales charge of 5.75%)	$ 6.05
Class B	$ 5.53
Class C	$ 5.53
Class I	$ 5.75

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2002

Investment income
Dividends (net of foreign withholding taxes of $5,929)	$ 1,828,843
Interest	92,085

Total investment income	1,920,928
Expenses
Advisory fee	1,661,052
Distribution Plan expenses
Class A	226,641
Class B	892,249
Class C	90,809
Administrative services fees	190,926
Transfer agent fee	1,034,724
Trustees’ fees and expenses	3,621
Printing and postage expenses	47,196
Custodian fee	48,278
Registration and filing fees	63,051
Professional fees	24,077
Other	10,532

Total expenses	4,293,156
Less: Expense reductions	(2,083)

Net expenses	4,291,073

Net investment loss	(2,370,145)

Net realized and unrealized losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(77,765,439)
Foreign currency related transactions	(2,487)

Net realized losses on securities and foreign currency related transactions	(77,767,926)
Net change in unrealized gains or losses on securities and foreign currency related transactions	46,466,168

Net realized and unrealized losses on securities and foreign currency related transactions	(31,301,758)

Net decrease in net assets resulting from operations	$ (33,671,903)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2002		2001

Operations
Net investment loss		$ (2,370,145)		$ (3,235,012)
Net realized losses on securities and foreign currency related transactions		(77,767,926)		(18,766,199)
Net change in unrealized gains or losses on securities and foreign currency related transactions		46,466,168		(100,286,583)

Net decrease in net assets resulting from operations		(33,671,903)		(122,287,794)

Distributions to shareholders from
Net realized gains
Class A		0		(25,376,371)
Class B		0		(18,888,732)
Class C		0		(1,625,638)
Class I*		0		(591,913)

Total distributions to shareholders		0		(46,482,654)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	463,852	3,510,516	1,654,008	16,359,947
Class B	764,116	5,738,694	3,268,027	32,700,483
Class C	198,610	1,491,104	680,467	6,716,371
Class I*	31,643	240,063	52,343	533,094

		10,980,377		56,309,895

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	2,228,399	23,219,916
Class B	0	0	1,804,735	18,516,586
Class C	0	0	143,857	1,473,095
Class I*	0	0	56,532	591,893

		0		43,801,490

Automatic conversion of Class B shares to Class A shares
Class A	215,412	1,680,477	62,356	614,394
Class B	(221,000)	(1,680,477)	(63,466)	(614,394)

		0		0

Payment for shares redeemed
Class A	(4,506,787)	(33,591,930)	(4,589,256)	(44,080,763)
Class B	(2,969,077)	(20,897,147)	(2,114,569)	(19,211,985)
Class C	(452,284)	(3,223,430)	(360,795)	(3,367,046)
Class I*	(232,121)	(1,649,514)	(140,656)	(1,336,706)

		(59,362,021)		(67,996,500)

Net increase (decrease) in net assets resulting from capital share transactions		(48,381,644)		32,114,885

Total decrease in net assets		(82,053,547)		(136,655,563)
Net assets
Beginning of period		205,319,224		341,974,787

End of period		$ 123,265,677		$ 205,319,224

Undistributed net investment loss		$ (7,116)		$ (6,668)

* Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Masters Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated in U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is

NOTES TO FINANCIAL STATEMENTS continued

recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly First Union Corporation), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund’s average daily net assets.

MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC are investment sub-advisors to the Fund. Prior to September 1, 2002, Putnum Investment Management, LLC served as one of the investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund’s portfolio in accordance with the Fund’s investment objective and policies. The Fund pays no direct fees to the investment sub-advisors for their services.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund.

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2002, the Fund paid brokerage commissions of $28,651 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $209,984,682 and $263,160,688, respectively, for the year ended September 30, 2002.

On September 30, 2002, the aggregate cost of securities for federal income tax purposes was $143,702,756. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,435,212 and $25,556,465, respectively, with a net unrealized depreciation of $20,121,253.

As of September 30, 2002, the Fund had $29,553,000 in capital loss carryovers for federal income tax purposes expiring in 2010.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post October capital losses of $68,735,975 and currency losses of $305.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the year ended September 30, 2002, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Overdistributed Ordinary Income	Unrealized Depreciation	Capital Loss Carryforward and Post-October Loss

$ 7,116	$ 20,121,253	$ 98,288,975

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,083, which represents 0.00% of its average net assets.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2002 the Fund had no borrowings under this agreement.

11. CHANGE IN ACCOUNTING PRINCIPLE

As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, which amends certain accounting practices and disclosures, including amortization of premiums and accretion of discounts. Accordingly, the Fund began amortizing premium and accreting discount on all fixed-income securities. Prior to October 1, 2001, the Fund did not hold any fixed-income securities. As a result, adoption of this accounting principle has no impact to the Fund’s financial statements.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Masters Fund, a portfolio of Evergreen Equity Trust, as of September 30, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended and for the period from December 31, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Masters Fund as of September 30, 2002, and the results of its operations, changes in its net assets, and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 1, 2002

OFFICERS
William M. Ennis† President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel†† Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce†† Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt††† Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft††† Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

† The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

†† The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

††† The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

BOARD OF TRUSTEES*
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust. Other directorships: None

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

BOARD OF TRUSTEES* continued

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust. Other directorships: None

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Richard K. Wagoner, CFA** Trustee DOB: 12/12/1937 Term of office since: 1999	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

** Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

Additional information about the fund’s Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With $213 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

563829 11/2002

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034